Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6 — INTANGIBLE ASSETS, NET

Intangible assets, stated at cost less accumulated amortization, consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Software and technology	1,509,433	1,509,433
Less: accumulated amortization	(553,459)	(855,345)
	955,974	654,088

For the year ended December 31, 2023, the software and technology would not support newly purchased educational contents, and the Company assessed no future cash flow would be generated from the software and technology. For the year ended December 31, 2023, impairment of RMB 4,641,741was provided against software and technology. The Company did not accrued impairment against software and technology for the years ended December 31, 2024 and 2025.

Amortization expense was RMB 2,074,929, RMB 301,886 and RMB 301,886 for the years ended December 31, 2023, 2024 and 2025, respectively. Estimated amortization expense relating to the intangible assets for each of the next five years is as follows:

Year ending December 31,	RMB
2026	301,886
2027	301,886
2028	50,316
Total expected amortization expense	654,088